EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Cost Transfer To Held For Sale	$ (97,027)
Depreciation Transfer To Held For Sale	31,537
Carrying Amount Ransfer To Held For Sale, Note 7	(65,490)
Property Plant Equipment Carrying Amount	41,035
Property And Equipment, Beginning	153,800	$ 159,484
Property And Equipment, Ending	41,035	153,800	$ 159,484
Accumulated Depreciation
Statement [Line Items]
Property Plant Equipment Carrying Amount	106,525	153,800	159,484
Property And Equipment, Beginning	505,844	466,697	478,105
Disposals		(12,431)	(39,178)
Depreciation	47,275	51,578	27,770
Property And Equipment, Ending	533,119	505,844	466,697
Costs
Statement [Line Items]
Property And Equipment, Beginning	659,644	626,181	579,267
Disposals		(78,129)
Property And Equipment, Ending	659,644	659,644	626,181
Additions		111,592	46,914
Furniture and Equipment
Statement [Line Items]
Cost Transfer To Held For Sale	(2,012)
Depreciation Transfer To Held For Sale	1,078
Carrying Amount Ransfer To Held For Sale, Note 7	(934)
Property Plant Equipment Carrying Amount	12,083
Furniture and Equipment | Accumulated Depreciation
Statement [Line Items]
Property Plant Equipment Carrying Amount	13,017	26,733	32,976
Property And Equipment, Beginning	252,112	245,869	233,424
Disposals		0	0
Depreciation	13,716	6,243	12,445
Property And Equipment, Ending	265,828	252,112	245,869
Furniture and Equipment | Costs
Statement [Line Items]
Property And Equipment, Beginning	278,845	278,845	278,845
Disposals		0
Property And Equipment, Ending	278,845	278,845	278,845
Additions		0	0
Vehicles
Statement [Line Items]
Cost Transfer To Held For Sale	(70,539)
Depreciation Transfer To Held For Sale	17,322
Carrying Amount Ransfer To Held For Sale, Note 7	(53,217)
Property Plant Equipment Carrying Amount	28,952
Vehicles | Accumulated Depreciation
Statement [Line Items]
Property Plant Equipment Carrying Amount	82,169	112,023	104,964
Property And Equipment, Beginning	142,372	114,642	143,179
Disposals		(12,431)	(39,178)
Depreciation	29,854	40,161	10,641
Property And Equipment, Ending	172,226	142,372	114,642
Vehicles | Costs
Statement [Line Items]
Property And Equipment, Beginning	254,395	219,606	172,692
Disposals		(76,803)
Property And Equipment, Ending	254,395	254,395	219,606
Additions		111,592	46,914
Computer Equipment
Statement [Line Items]
Cost Transfer To Held For Sale	0
Depreciation Transfer To Held For Sale	0
Carrying Amount Ransfer To Held For Sale, Note 7	0
Property Plant Equipment Carrying Amount	0
Computer Equipment | Accumulated Depreciation
Statement [Line Items]
Property Plant Equipment Carrying Amount	0	1,122	4,451
Property And Equipment, Beginning	100,806	98,803	98,011
Disposals		0	0
Depreciation	1,122	2,003	792
Property And Equipment, Ending	101,928	100,806	98,803
Computer Equipment | Costs
Statement [Line Items]
Property And Equipment, Beginning	101,928	103,254	103,254
Disposals		(1,326)
Property And Equipment, Ending	101,928	101,928	103,254
Additions			0
Mining Equipment
Statement [Line Items]
Cost Transfer To Held For Sale	(24,476)
Depreciation Transfer To Held For Sale	13,137
Carrying Amount Ransfer To Held For Sale, Note 7	(11,339)
Property Plant Equipment Carrying Amount	0
Mining Equipment | Accumulated Depreciation
Statement [Line Items]
Property Plant Equipment Carrying Amount	11,339	13,922	17,093
Property And Equipment, Beginning	10,554	7,383	3,491
Disposals		0	0
Depreciation	2,583	3,171	3,892
Property And Equipment, Ending	13,137	10,554	7,383
Mining Equipment | Costs
Statement [Line Items]
Property And Equipment, Beginning	24,476	24,476	24,476
Disposals		0
Property And Equipment, Ending	$ 24,476	24,476	24,476
Additions		$ 0	$ 0